Leases- Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Capital Leased Assets, Gross	$ 4.1		$ 3.0
Payments to Acquire Equipment on Lease			0.0	$ 1.3
Capital Leases, Lessee Balance Sheet, Assets by Major Class, Property, Plant, and Equipment Other, Accumulated Depreciation	0.9		0.7	0.3
Operating Leases, Rent Expense, Net	$ 2.6	$ 2.2	$ 4.7	$ 4.2
Capital Lease One [Member] | Maximum [Member]
Debt Instrument [Line Items]
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	22.10%		22.10%
Capital Lease One [Member] | Minimum [Member]
Debt Instrument [Line Items]
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	4.84%		4.84%